INCOME TAXES (Details 4) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income taxes provision and net income (loss) per share, If the tax exemption granted had not been available
Provision for income taxes expenses	$ (7,453)	$ 920	$ 640
Net income (loss) per ordinary share from continuing operations attributable to Renren Inc. shareholders, if tax exemption granted had not been available
Basic (in dollars per share)	$ 0.06	$ (0.07)	$ 0.05
Diluted (in dollars per share)	$ 0.06	$ (0.07)	$ 0.05
No Tax Holidays In Effect
Income taxes provision and net income (loss) per share, If the tax exemption granted had not been available
Provision for income taxes expenses	$ (3,962)	$ 10,766	$ 4,812
Net income (loss) per ordinary share from continuing operations attributable to Renren Inc. shareholders, if tax exemption granted had not been available
Basic (in dollars per share)	$ 0.05	$ (0.07)	$ 0.05
Diluted (in dollars per share)	$ 0.05	$ (0.07)	$ 0.04